UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21734

PIMCO Global StocksPLUS & Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices)              (Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371

Date of fiscal year end: March 31, 2007

Date of reporting period: September 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

PIMCO Global StocksPLUS & Income Fund

S e m i - A n n u a l   R e p o r t

S e p t e m b e r   3 0,   2 0 0 6

Contents

Letter to Shareholders	1

Performance & Statistics	2

Schedule of Investments	3-11

Statement of Assets and Liabilities	12

Statement of Operations	13

Statement of Changes in Net Assets	14

Statement of Cash Flows	15

Notes to Financial Statements	16-24

Financial Highlights	25

Annual Shareholder Meeting Results	26

PIMCO Global StocksPLUS & Income Fund Letter to Shareholders

October 11, 2006

Dear Shareholder:

We are pleased to provide you with the semi-annual report for PIMCO Global StocksPLUS & Income Fund (the “Fund”) for the fiscal six-month period ended September 30, 2006.

During the period, the international equity markets outperformed the domestic equity market, as the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE) advanced 4.97% while the S&P 500 Index rose 4.15% . The broad bond market, however, was negative for the period, with the Lehman Brothers Aggregate Bond Index returning 3.72% . For specific information on the Fund and its performance during this period, please refer to the following page.

If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s shareholder servicing agent at (800) 331-1710. In addition, a wide range of information and resources is available on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Fund’s investment manager, and Pacific Investment Management Company LLC, the Fund’s sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Robert E. Connor Chairman	Brian S. Shlissel President & Chief Executive Officer

| 9.30.06 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 1

PIMCO Global StocksPLUS & Income Fund Performance & Statistics
September 30, 2006 (unaudited)
• For the six-month period, the	on written call options.	Brazil, Mexico, Peru and
Fund had a net asset value		Russia contributed income to
(NAV) return of 5.12% and a	• High yield bond exposure	the Fund throughout the
market price return of 12.99%.	contributed to Fund perform-	reporting period.
ance throughout the period
• The Fund’s exposure to the	by adding attractive income	• Mortgage holdings, which
Morgan Stanley Capital	and price returns similar to	represent the majority of the
International Europe,	those of U.S. Treasuries of	Fund’s fixed-income invest-
Australasia, Far East Index	the same duration.	ments, generated income for
(MSCI EAFE) provided posi-		the Fund during the period
tive returns throughout the	• Tactical allocations to corpo-	but slightly underperformed
reporting period.	rate bonds added income and	relative to Treasuries of the
	delivered price returns in line	same duration.
• The Fund’s equity option strat-	with Treasuries of similar
egy, which involves exposure to	duration as spreads in the	• Interest rates on two-year
domestic equities through the	corporate sector were rela-	Treasuries adversely affected
ownership of S&P 500 futures	tively stable throughout the	the Fund in the first half of
contracts, was a positive con-	period.	the reporting period, but con-
tributor to performance due		tributed positively to perform-
to option premiums collected	• Emerging market bond posi-	ance during the second half.
tions in the Ukraine, Panama,

Total Return(1) :	Market Price	Net Asset Value (“NAV”)
Six Months	12.99%	5.12%
1 Year	22.41%	14.77%
Commencement of Operations (5/31/05) to 9/30/06	15.09%	17.94%

Market Price/NAV Performance: Commencement of Operations (5/31/05) to 9/30/06	Market Price/NAV:
	Market Price	$26.30
	NAV	$26.04
	Premium to NAV	1.00%
	Market Price Yield(2)	8.37%
	Moody’s Rating (as a % of total investments)

(1) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of the specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distribution have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets less total liabilities divided by the number of shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current per share dividend to shareholders by the market price per share at September 30, 2006.

2 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.06 |

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
September 30, 2006 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
U.S. GOVERNMENT AGENCY SECURITIES—58.9%
	Fannie Mae,
$1,428	5.50%, 11/1/34, MBS	Aaa/AAA	$1,410,129
1,293	5.50%, 1/1/35, MBS	Aaa/AAA	1,270,260
8,224	6.00%, 3/1/30, MBS	Aaa/AAA	8,276,808
562	6.50%, 11/1/28, FRN, MBS	Aaa/AAA	581,529
3,007	6.50%, 2/1/30, MBS	Aaa/AAA	3,069,007
19	6.50%, 6/1/31, MBS	Aaa/AAA	19,290
264	6.50%, 9/1/31, MBS	Aaa/AAA	268,622
528	6.50%, 11/1/31, MBS	Aaa/AAA	537,142
715	6.50%, 7/1/32, MBS	Aaa/AAA	728,257
925	6.50%, 9/1/32, MBS	Aaa/AAA	938,460
761	6.50%, 2/25/33, CMO	Aaa/AAA	786,469
303	6.50%, 10/1/33, MBS	Aaa/AAA	309,017
556	6.50%, 12/1/33, MBS	Aaa/AAA	565,590
1,427	6.95%, 8/25/21, CMO	Aaa/AAA	1,482,119
967	7.00%, 8/25/21, CMO	Aaa/AAA	1,006,347
1,262	7.00%, 9/25/21, CMO	Aaa/AAA	1,312,407
1,180	7.00%, 11/1/24, MBS	Aaa/AAA	1,212,319
517	7.00%, 2/1/31, MBS	Aaa/AAA	530,111
79	7.00%, 1/25/48, CMO	Aaa/AAA	81,867
139	7.50%, 6/1/32, MBS	Aaa/AAA	142,951
98	7.50%, 10/1/32, MBS	Aaa/AAA	100,981
2,546	7.50%, 2/25/42, CMO	Aaa/AAA	2,646,922
321	8.00%, 3/25/21, CMO	Aaa/AAA	340,486
5,442	8.00%, 8/1/32, MBS	Aaa/AAA	5,764,174
	Fannie Mae Whole Loan,
189	7.80%, 6/25/26, ABS	Aaa/AAA	197,648
484	9.974%, 12/25/42, CMO, VRN	Aaa/AAA	516,663
4,000	Federal Home Loan Bank, zero coupon, 2/27/12, VRN (f)	Aaa/AAA	3,650,800
	Federal Home Loan Mortgage Corp. Structured
	Pass Through Securities, CMO,
183	6.50%, 7/25/43	Aaa/AAA	186,759
2,940	7.00%, 7/25/32	Aaa/AAA	3,030,378
	Freddie Mac,
119	4.50%, 11/15/25, CMO	Aaa/AAA	117,387
27	5.925%, 7/15/08, CMO, FRN	Aaa/AAA	27,362
3,297	6.00%, 5/1/30, MBS	Aaa/AAA	3,331,602
19,139	6.00%, 5/1/34, MBS (i)	Aaa/AAA	19,274,652
2,000	6.50%, 10/15/23, CMO	Aaa/AAA	2,059,692
995	6.50%, 4/15/24, CMO	Aaa/AAA	1,024,553
4,105	6.50%, 6/15/31, CMO	Aaa/AAA	4,183,509
4,144	6.50%, 8/15/31, CMO	Aaa/AAA	4,253,962
6,154	6.50%, 2/15/32, CMO	Aaa/AAA	6,336,746
1,140	6.50%, 2/1/34, MBS	Aaa/AAA	1,162,607

| 9.30.06 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 3

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
September 30, 2006 (unaudited) (continued)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
U.S. GOVERNMENT AGENCY SECURITIES (continued)
$ 555	6.50%, 3/1/34, MBS	Aaa/AAA	$ 564,391
825	6.50%, 5/1/34, MBS	Aaa/AAA	841,893
4,916	6.50%, 7/1/34, MBS	Aaa/AAA	5,014,333
333	6.50%, 8/1/34, MBS	Aaa/AAA	338,873
369	6.50%, 11/1/34, MBS	Aaa/AAA	375,670
13,978	6.50%, 12/1/34, MBS	Aaa/AAA	14,273,891
7,181	6.50%, 4/1/35, MBS (i)	Aaa/AAA	7,333,239
15,415	6.50%, 2/1/36, MBS (i)	Aaa/AAA	15,723,002
1,469	6.631%, 8/25/22, CMO, FRN (b)	Aaa/AAA	1,532,003
336	6.95%, 7/15/21, CMO	Aaa/AAA	335,528
138	7.00%, 12/15/21, CMO	Aaa/AAA	141,957
7,417	7.00%, 6/15/31, CMO	Aaa/AAA	7,762,163
4,459	7.00%, 8/1/36, MBS (e)	Aaa/AAA	4,537,487
66	7.50%, 1/15/31, CMO	Aaa/AAA	$68,035
1,320	8.50%, 5/17/10, MBS	Aaa/AAA	1,358,910
32	9.50%, 4/15/20, CMO	Aaa/AAA	32,998
	Total U.S. Government Agency Securities (cost—$144,161,743)		142,969,957

MORTGAGE-BACKED SECURITIES—17.7%
	Bear Stearns Asset Backed Securities, Inc., CMO,
282	5.00%, 1/25/34	Aaa/AAA	277,801
3,863	5.256%, 7/25/36, Ser. 06-SD3, VRN	Aaa/AAA	3,817,254
1,949	Charlotte Gateway Village LLC, 6.41%, 12/1/16, CMO (d)(f)	NR/AA-	2,047,913
	Countrywide Alternative Loan Trust, CMO,
240	5.785%, 3/25/34, FRN	Aaa/AAA	240,787
461	6.25%, 9/25/34	Aaa/AAA	464,059
2,453	6.50%, 7/25/35	Aaa/AAA	2,456,189
	Countrywide Home Loan Mortgage Pass Through Trust,
	CMO, FRN,
339	5.785%, 8/25/18	NR/AAA	341,228
1,027	5.845%, 9/25/34	Aaa/AAA	1,032,923
340	5.885%, 3/25/34	Aaa/NR	341,851
	First Horizon Asset Securities, Inc., CMO, FRN,
682	5.144%, 10/25/34	NR/AAA	679,812
112	5.262%, 12/27/32	Aaa/AAA	111,170
222	5.885%, 3/25/18	NR/AAA	223,469
3,270	6.339%, 2/25/36	Aaa/AAA	3,343,001
658	First Republic Mortgage Loan Trust,
	5.63%, 8/15/32, CMO, FRN	Aaa/AAA	660,319
4,011	GSMPS Mortgage Loan Trust, 7.00%, 6/25/43, CMO (d)	NR/NR	4,052,272
	Harborview Mortgage Loan Trust, CMO, FRN,
76	5.64%, 3/19/35	Aaa/AAA	76,656
2,000	7.128%, 6/20/35	BBB-/BBB-	1,832,320
892	7.156%, 11/19/34 (f)	Aaa/AAA	906,328

4 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.06 |

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
September 30, 2006 (unaudited) (continued)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
MORTGAGE-BACKED SECURITIES (continued)
$ 253	Impac CMB Trust, 6.145%, 12/25/33, CMO, FRN	Aaa/AAA	$ 253,502
2,686	JP Morgan Alternative Loan Trust, 7.00%, 12/25/35, CMO	NR/AAA	2,742,647
4,255	MASTR Reperforming Loan Trust, 8.00%, 7/25/35, CMO (f)	Aaa/AAA	4,509,221
1,000	Multi-Family Capital Access One, Inc.,
	9.733%, 1/15/24, Ser. 1, CMO, VRN (f)	NR/NR	1,032,704
	Nomura Asset Acceptance Corp., CMO,
265	5.775%, 10/25/34, FRN	Aaa/AAA	265,779
2,532	7.50%, 3/25/34 (d)	Aaa/AAA	2,607,270
736	Provident Funding Mortgage Loan Trust,
	4.048%, 4/25/34, CMO, VRN	Aaa/AAA	721,382
817	Residential Asset Securitization Trust,
	5.835%, 2/25/34, CMO, FRN (i)	NR/AAA	819,858
1,029	Residential Funding Mortgage Sec. I,
	5.785%, 7/25/18, CMO, FRN	NR/AAA	1,033,121
75	SACO I, Trust, 7.00%, 8/25/36, CMO (d)(f)	Aaa/NR	76,867
	Sequoia Mortgage Trust, CMO, FRN,
352	5.758%, 10/20/27	Aaa/AAA	352,977
328	5.778%, 10/20/27	Aaa/AAA	328,684
109	6.228%, 9/20/32	Aaa/AAA	109,405
1,113	6.281%, 8/20/34	Aaa/AAA	1,120,699
1,129	Structured Adjustable Rate Mortgage Loan Trust,
	5.832%, 5/25/35, CMO, FRN (f)	Aaa/AAA	1,136,692
	Washington Mutual, Inc., CMO,
762	3.423%, 5/25/33, VRN	Aaa/AAA	745,816
22	3.624%, 4/25/35, VRN	Aaa/AAA	22,119
297	4.119%, 1/25/33, FRN	Aaa/AAA	295,430
1,168	4.556%, 2/25/33, FRN	Aaa/AAA	1,156,185
525	4.585%, 4/25/35, VRN	Aaa/AAA	517,947
165	5.542%, 8/25/42, FRN	Aaa/AAA	165,348
50	5.682%, 6/25/42, FRN	Aaa/AAA	49,560
75	Wells Fargo MBS Trust, 3.539%, 9/25/34, CMO, FRN	Aaa/AAA	72,550
	Total Mortgage-Backed Securities (cost—$43,265,700)		43,041,115

CORPORATE BONDS & NOTES—12.9%
	Airlines—4.3%
2,500	American Airlines, Inc., pass thru certificates,
	6.817%, 5/23/11, Ser. 01-1	Ba1/BB+	2,460,938
1,559	Continental Airlines, Inc., pass thru certificates,
	8.048%, 5/1/22, Ser. 00-1	Baa3/BBB+	1,661,120
	Northwest Airlines, Inc., pass thru certificates,
2,500	6.841%, 4/1/11, Ser. 1A-2	Ba3/BB	2,479,687
2,359	7.041%, 4/1/22, Ser. 1A-1	Ba3/BB	2,345,447
1,648	United Air Lines, Inc., pass thru certificates,
	6.201%, 3/1/10, Ser. 01-1	A2/BBB	1,649,019
			10,596,211

| 9.30.06 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 5

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
September 30, 2006 (unaudited) (continued)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
CORPORATE BONDS & NOTES (continued)
	Automotive—0.4%
$1,000	Tenneco Automotive, Inc., 8.625%, 11/15/14	B3/B	$ 992,500
	Containers & Packaging—0.3%
600	JSG Funding PLC, 9.625%, 10/1/12	B3/B-	636,000
	Financial Services—2.5%
4,600	General Electric Capital Corp., 4.625%, 9/15/66, VRN (d)	Aaa/AA+	5,893,127
125	General Motors Acceptance Corp., 4.25%, 3/15/09	Ba1/BB	116,211
			6,009,338
	Food & Beverage—0.2%
500	Tyson Foods, Inc., 6.85%, 4/1/16	Ba1/BBB-	515,723
	Healthcare & Hospitals—0.4%
1,000	HCA, Inc., 6.95%, 5/1/12	Ba2/BB+	878,750
	Insurance—0.1%
250	Shackleton Reinsurance Ltd., 13.489%, 2/7/08, FRN (d)(f)	Ba3/BB	251,800
	Metals & Mining—0.5%
1,250	Vale Overseas Ltd., 6.25%, 1/11/16	Baa3/BBB+	1,246,875
	Oil & Gas—1.9%
4,000	Gazprom, 9.625%, 3/1/13	Baa1/BB+	4,746,800
	Printing/Publishing—0.2%
500	RH Donnelley Corp., 8.875%, 1/15/16, Ser. A-3	B3/B	503,750
	Retail—1.2%
2,958	CVS Lease Pass Through, 5.88%, 1/10/28 (b)(d)	Baa1/BBB+	2,935,164
	Telecommunications—0.9%
2,000	Qwest Corp., 8.875%, 6/1/31	Aaa/BB	2,095,000
	Total Corporate Bonds & Notes (cost—$31,125,550)		31,407,911

ASSET-BACKED SECURITIES—9.5%
2,424	Aircraft Certificate Owner Trust,
	6.455%, 9/20/22, Ser. 03-A (d)(f)	Aaa/AAA	2,458,445
71	Cendant Mortgage Corp., 6.00%, 7/25/43, VRN (d)	NR/NR	71,171
62	Countrywide Asset-Backed Certificates,
	5.665%, 4/25/34, FRN	Aaa/AAA	61,664
	Countrywide Home Equity Loan Trust, FRN,
208	5.55%, 4/15/30	Aaa/AAA	208,603
121	5.55%, 1/15/34	Aaa/AAA	121,579
410	5.57%, 5/15/28	Aaa/AAA	409,784
269	5.59%, 4/15/28	Aaa/AAA	268,867
433	CS First Boston Mortgage Securities Corp.,
	7.235%, 8/25/32, FRN	A2/A	434,256
1,866	Denver Arena Trust, 6.94%, 11/15/19 (b)(d)	NR/NR	1,901,515
100	First Franklin Mortgage Loan Asset Backed Certificates,
	5.565%, 3/25/35, FRN	Aaa/AAA	100,132

6 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.06 |

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
September 30, 2006 (unaudited) (continued)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
ASSET-BACKED SECURITIES (continued)
	Green Tree Financial Corp.,
$ 489	6.16%, 2/1/31	NR/B	$ 489,497
445	6.22%, 3/1/30	NR/BBB	449,085
1,420	6.53%, 4/1/30	Baa3/NR	1,409,374
3,245	6.53%, 2/1/31	NR/B-	3,040,305
3,220	6.81%, 12/1/27	Baa3/BBB	3,324,025
	Long Beach Mortgage Loan Trust, FRN,
1,639	6.335%, 3/25/32	Aa2/NR	1,665,494
1,195	7.035%, 3/25/32	Ba3/NR	1,034,710
350	MASTR Asset Backed Securities Trust,
	5.805%, 3/25/35, FRN	Aa1/AA+	351,464
3,040	Oakwood Mortgage Investors, Inc., 6.34%, 4/15/29	Ba1/NR	2,909,108
	Residential Asset Securities Corp., FRN,
2,000	5.45%, 10/25/36	Caa2/AAA	2,000,626
36	5.885%, 3/25/30	Aaa/AAA	36,439
198	Wachovia Asset Securitization, Inc.,
	5.815%, 12/25/32, FRN	Aaa/AAA	197,853
	Total Asset-Backed Securities (cost—$23,056,477)		22,943,996

SENIOR LOANS (a)(b)(c)—5.8%
	Automotive Products—0.4%
482	Delphi Corp., 12.75%, 6/14/11		498,950
500	Goodyear Tire & Rubber Co., 7.954%, 4/30/10		503,907
			1,002,857
	Building/Construction—0.2%
	Masonite International Corp., Term B,
3	7.367%, 4/6/13		3,084
489	7.49%, 4/6/13		480,838
			483,922
	Commercial Products—0.4%
	Hertz Corp., Term B,
111	5.39%, 12/21/12		111,893
253	7.58%, 12/21/12		254,670
38	7.61%, 12/21/12		38,013
342	7.70%, 12/21/12		343,885
253	7.73%, 12/21/12		254,670
			1,003,131
	Computer Services—0.2%
494	SunGard Data Systems, Inc., 7.999%, 2/11/13		497,806

| 9.30.06 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 7

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
September 30, 2006 (unaudited) (continued)
Principal
Amount
(000)		Value
SENIOR LOANS (continued)
	Energy—0.2%
	Covanta Energy Corp.,
$ 260	5.371%, 6/24/12	$262,168
20	7.576%, 6/30/12, Term B	20,482
166	7.621%, 6/30/12, Term B	167,388
		450,038
	Entertainment—0.4%
498	MGM Studios, 8.749%, 4/8/12, Term B	$493,303
	Warner Music Group, Inc., Term B,
22	7.205%, 2/27/11	21,892
22	7.309%, 2/27/11	22,113
136	7.32%, 2/27/11	136,625
209	7.40%, 2/27/11	210,166
104	7.511%, 2/27/11	104,032
		988,131
	Financial Services—0.5%
1,250	Shackleton Crean Event Management, 12.968%, 8/1/08 (e)(f)	1,246,875
	Funeral Services—0.2%
	Alderwoods Group, Inc., Term B,
262	7.33%, 9/17/08	262,863
106	7.33%, 9/17/09	106,361
		369,224
	Healthcare & Hospitals—1.0%
	DaVita, Inc., Term B,
6	7.11%, 5/16/12	6,150
4	7.125%, 10/5/12	4,510
69	7.37%, 10/5/12	69,294
40	7.40%, 10/5/12	39,977
261	7.51%, 10/5/12	261,799
65	7.69%, 10/5/12	65,373
	HealthSouth Corp.,
2,000	8.58%, 2/2/13	2,009,722
		2,456,825
	Paper/Paper Products—1.2%
	Georgia-Pacific Corp., Term B,
549	7.367%, 12/20/12	552,553
2,286	7.39%, 12/20/12	2,292,777
143	7.485%, 12/20/12	143,299
		2,988,629

8 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.06 |

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
September 30, 2006 (unaudited) (continued)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
SENIOR LOANS (continued)
	Tobacco—0.8%
	Reynolds American, Inc.,
$ 60	7.25%, 5/31/12		$ 59,879
1,935	7.313%, 5/31/12		1,947,279
			2,007,158
	Utilities—0.1%
90	Reliant Energy, Inc., 7.705%, 4/30/10		90,568
	Waste Disposal—0.2%
	Allied Waste North America, Inc.,
135	5.042%, 1/15/12		135,044
170	7.17%, 1/15/12		169,509
58	7.21%, 1/15/12		57,872
113	7.27%, 1/15/12		113,006
			475,431
	Total Senior Loans (cost—$13,995,432)		14,060,595

SOVEREIGN DEBT OBLIGATIONS—1.7%
	Ukraine—1.7%
	Republic of Ukraine,
2,000	6.875%, 3/4/11	B1/BB-	2,035,200
2,000	7.65%, 6/11/13	B1/BB-	2,116,800
	Total Sovereign Debt Obligations (cost—$4,259,051)		4,152,000

MUNICIPAL BONDS—0.3%
	South Carolina—0.3%
686	Tobacco Settlement Rev. Management Auth.,
	7.666%, 5/15/16 (cost—$703,232)	Baa2/BBB	693,857

SHORT-TERM INVESTMENTS—9.8%
	U.S. Treasury Bills (g)—5.8%
14,300	4.775%-4.96%, 11/30/06-12/14/06 (cost—$14,167,763)		14,152,836
	Commercial Paper—1.5%
	Financial Services—1.5%
3,600	Societe Generale North America, Inc.,
	5.245%, 1/8/07 (cost—$3,548,074)	P-1/A-1+	3,547,260
	U.S. Government Agency Securities—0.0%
6	Fannie Mae,
	5.906%, 4/25/07, CMO, FRN (cost—$5,978)	Aaa/AAA	5,995

| 9.30.06 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 9

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
September 30, 2006 (unaudited) (continued)
Principal
Amount
(000)		Value
SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreement—2.5%
$ 6,202	State Street Bank & Trust Co.,
	dated 9/29/06, 4.90%, due 10/2/06,
	proceeds $6,204,532; collateralized by
	U.S. Treasury Bills, 5.05%, due 12/28/06,
	valued at $6,326,400 including accrued
	interest (cost—$6,202,000)	$ 6,202,000
	Total Short-Term Investments (cost—$23,923,815)	23,908,091

OPTIONS PURCHASED (h)—0.2%

Contracts/Notional
	Call Options—0.0%
260,000,000	Swap option 3 month LIBOR, Over-the-Counter,
	strike rate 4.405%, expires 2/21/07	114,660
	Put Options—0.2%
260,000,000	Swap option 3 month LIBOR, Over-the-Counter,
	strike rate 5.80%, expires 2/21/07	337,480
300	S&P 500 Index Futures, Chicago Board of Trade,
	strike price $1,265, expires 10/20/06	82,500
		419,980
	Total Options Purchased (cost—$3,503,620)	534,640
	Total Investments before options written
	(cost—$287,994,620)—116.8%	283,712,162

OPTIONS WRITTEN (h)—(1.1)%
	Call Options—(1.1)%
95	Eurodollar Futures, Chicago Mercantile Exchange,
	strike price $1,335, expires 10/20/06	$(475,000)
2,000,000	Credit default Swap option British Telecommunications Public Ltd.,
	Over-the-Counter, strike rate 0.45%, expires 6/20/08	(10,189)
200	S&P 500 Index Futures, Chicago Board of Trade,
	strike price $1,305, expires 10/20/06	(2,205,000)
	Total Options Written (premiums received—$1,586,580)	(2,690,189)
	Total Investments net of options written
	(cost—$286,408,040)—115.7.%	281,021,973
	Liabilities in excess of other assets—(15.7)%	(38,115,151)
	Net Assets—100.0%	$242,906,822

10 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.06 |

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
September 30, 2006 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Private Placement. Restricted as to resale and may not have a readily available market.
(b)	Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)

144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Delayed-delivery security. To be delivered after September 30, 2006.
(f)	Fair-valued security. Securities with an aggregate value of $17,317,645, which represents 7.13% of net assets, have been fair-valued.
(g)	All or partial amount segregated as collateral for futures contracts and/or options written.
(h)	Non-income producing.
(j)	All or partial amount segregated as collateral for reverse repurchase agreements.

Glossary:
€—Euros
ABS—Asset-Backed Security
CMO—Collateralized Mortgage Obligation
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2006.
LIBOR—London Inter-Bank Offered Rate
MBS—Mortgage-Backed Security
NR—Not Rated
VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on September 30, 2006.

See accompanying Notes to Financial Statements | 9.30.06 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 11

PIMCO Global StocksPLUS & Income Fund	Statement of Assets
September 30, 2006 (unaudited)	and Liabilities
Assets:
Investments, at value (cost—$287,994,620)	$283,712,162
Cash	38,726
Unrealized appreciation on swaps	38,242,080
Premium for swaps purchased	9,013,117
Interest receivable	1,776,460
Receivable for investments sold	1,000,333
Receivable for swaps terminated	69,458
Unrealized appreciation of forward foreign currency contracts	15,122
Prepaid expenses	11,323
Total Assets	333,878,781

Liabilities:
Payable for reverse repurchase agreements	41,318,000
Unrealized depreciation on swaps	32,579,951
Payable for investments purchased	10,321,256
Options written, at value (premiums received—$1,586,580)	2,690,189
Dividends payable to shareholders	2,127,594
Premium for swaps sold	1,335,371
Investment management fees payable	233,342
Payable for variation margin on futures contracts	154,960
Accrued expenses	135,113
Interest payable on reverse repurchase agreements	66,808
Premium payable for swaps purchased	9,375
Total Liabilities	90,971,959
Net Assets	$242,906,822

Composition of Net Assets :
Common Stock:
Par value ($0.00001 per share, applicable to 9,329,821 shares issued and outstanding)	$93
Paid-in-capital in excess of par	222,303,222
Dividends in excess of net investment income	(8,161,441)
Accumulated net realized gain	25,854,526
Net unrealized appreciation of investments, futures contracts, options written,
swaps and foreign currency transactions	2,910,422
Net Assets	$242,906,822
Net Asset Value Per Share	$26.04

12 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.06 | See accompanying Notes to Financial Statements

PIMCO Global StocksPLUS & Income Fund Statement of Operations
For the six months ended September 30, 2006 (unaudited)
Investment Income:
Interest	$7,005,717
Facility and other fee income	5,265
Total Investment Income	7,010,982

Expenses:
Investment management fees	1,424,427
Interest expense on reverse repurchase agreements	1,144,912
Audit and tax services	54,828
Custodian and accounting agent fees	54,008
Shareholder communications	40,074
Transfer agent fees	15,069
New York Stock Exchange listing fees	12,241
Trustees' fees and expenses	10,373
Investor relations	5,979
Legal fees	4,350
Insurance expense	3,504
Miscellaneous	2,865
Total expenses	2,772,630
Less: custody credits earned on cash balances	(3,452)
Net expenses	2,769,178

Net Investment Income	4,241,804

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,371,714)
Futures contracts	(878,568)
Options written	3,396,719
Swaps	26,928,579
Foreign currency transactions	45,128
Net change in unrealized appreciation/depreciation of:
Investments	(1,755,405)
Futures contracts	2,048,994
Options written	(1,874,990)
Swaps	(17,731,954)
Unfunded loan commitments	(1,672)
Foreign currency transactions	15,079
Net realized and change in unrealized gain on investments, futures contracts, options written,
swaps, unfunded loan commitments and foreign currency transactions	7,820,196
Net Increase in Net Assets Resulting from Investment Operations	$12,062,000

See accompanying Notes to Financial Statements | 9.30.06 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 13

PIMCO Global StocksPLUS & Income Fund	Statement of Changes in
Net Assets
	Six months	For the period
	ended	May 31, 2005*
	September 30, 2006	through
	(unaudited)	March 31, 2006
Investment Operations:
Net investment income	$4,241,804	$7,425,614
Net realized gain on investments, futures contracts, options written,
swaps and foreign currency transactions	27,120,144	10,724,657
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps, unfunded loan
commitments and foreign currency transactions	(19,299,948)	22,210,370
Net increase in net assets resulting from investment operations	12,062,000	40,360,641
Dividends and Distributions to Shareholders from:
Net investment income	(10,263,736)	(19,682,623)
Net realized gains	(1,872,775)	—
Total dividends and distributions to shareholders	(12,136,511)	(19,682,623)
Capital Share Transactions:
Net proceeds from the sale of common stock	—	222,037,500
Offering costs charged to paid-in capital in excess of par	—	(465,000)
Reinvestment of dividends	—	630,803
Net increase from capital transactions	—	222,203,303
Total increase (decrease) in net assets	(74,511)	242,881,321

Net Assets:
Beginning of period	242,981,333	100,012
End of period (including dividends in excess of net investment income of
$8,161,441 and $2,139,509, respectively)	$242,906,822	$242,981,333

Shares Issued and Reinvested:
Issued	—	9,300,000
Issued in reinvestment of dividends	—	25,632
Net Increase	—	9,325,632

* Commencement of operations

14 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.06 | See accompanying Notes to Financial Statements

PIMCO Global StocksPLUS & Income Fund Statement of Cash Flows
For the six months ended September 30, 2006 (unaudited)
Cash Flows provided by Operating Activities:
Purchases of long-term investments	$(72,158,313)
Proceeds from sales of long-term investments	43,802,102
Interest and facility and other fee income received	6,528,806
Net cash provided by options written	8,262,196
Net cash provided by swap transactions	27,441,534
Operating expenses paid	(3,145,979)
Net cash provided by futures transactions	1,007,060
Net realized gain on foreign currency transactions	45,128
Net decrease in short-term investments	34,443,323
Net cash provided by operating activities	46,225,857

Cash Flows from Financing Activities:
Net borrowing of reverse repurchase agreements	(34,480,000)
Cash dividends paid	(12,136,511)
Increase in dividends payable	416,971
Net cash used for financing activities	(46,199,540)

Net increase in cash	26,317
Cash at beginning of period	12,409
Cash at end of period	38,726

Reconciliation of Net Increase (Decrease) in Net Assets From Investment
Operations to Net Cash Provided by Operating Activities:
Net increase in net assets resulting from investment operations	12,062,000
Increase in payable for investments purchased	10,321,256
Decrease in receivable for investments sold	14,556,757
Increase in interest receivable	(150,571)
Decrease in premium for swaps purchased	1,901,294
Decrease in premium for swaps sold	(1,493,577)
Decrease in receivable for swaps terminated	139,675
Decrease in premium payable for swaps purchased	(21,875)
Decrease in payable for swaps terminated	(12,562)
Increase in premium on options written	257,019
Decrease in prepaid expenses	9,451
Decrease in Investment Management fees payable	(280,547)
Decrease in net unrealized appreciation on swaps	17,731,954
Decrease in net unrealized appreciation on unfunded loan commitments	1,672
Decrease in variation margin payable on futures contracts	(163,366)
Decrease in net unrealized appreciation on options written	1,874,990
Increase in net unrealized appreciation on foreign currency transactions	(15,122)
Decrease in accrued expenses	(2,466)
Decrease in interest payable on reverse repurchase agreements	(103,239)
Net increase in investments	(10,386,886)

Net cash provided by operating activities	$46,225,857

See accompanying Notes to Financial Statements | 9.30.06 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 15

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2006 (unaudited)

1. Organization and Significant Accounting Policies
PIMCO Global StocksPLUS & Income Fund (the “Fund”), was organized as a Massachusetts business trust on February 16, 2005. Prior to commencing operations on May 31, 2005, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 as amended, and the sale and issuance of 4,189 shares of beneficial interest at an aggregate price of $100,012 to Allianz Global Investors of America, L.P. (“Allianz Global”). Allianz Global Investors Fund Management LLC (the “Investment Manager”), is an indirect wholly-owned subsidiary of Allianz Global. Allianz Global is an indirect, majority-owned subsidiary of Allianz SE, a publicly traded insurance and financial services company. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund issued 9,300,000 shares of common stock in its initial public offering. These shares were issued at $25.00 per share before an underwriting discount of $1.125 per share. Offering costs of $465,000 (representing $0.05 per share) were offset against the proceeds of the offering and have been charged to paid-in capital in excess of par. The Investment Manager agreed to pay all offering costs (other than the sales load) and organizational costs of approximately $25,000 exceeding $0.05 per share.

The Fund’s investment objective is to seek total return comprised of current income, current gains and long-term capital appreciation.

The Fund normally attempts to achieve its investment objective by investing in equity index derivative instruments relating to U.S. and non-U.S. markets, backed by an actively-managed, low duration (one to three year) debt portfolio with an average credit quality that is investment grade. The Fund currently intends to gain substantially all of its equity index exposure by investing in equity index derivatives based on the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) and the Morgan Stanley Capital International® Europe, Australasia, Far East Index (the “MSCI EAFE Index”). The Fund also will employ a strategy of writing (selling) call options on U.S. equity indexes, seeking to generate gains from option premiums which may limit the Fund’s gains from increases in the S&P 500 Index. Typically substantially all the Fund’s assets will be invested in a portfolio of income-producing debt securities and debt-related derivative securities.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Fund management has recently begun to evaluate the application of the Interpretation, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Funds are in the process of reviewing the Standard against its current valuation policies to determine future applicability.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

16 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.06 |

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

The following is a summary of significant accounting policies followed by the Fund:

(a) Valuation of Investments
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which are valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair value pursuant to guidelines established by the Board of Trustees. Such guidelines include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Facility fees and other fees (such as origination fees) received by the Fund are amortized as income over the expected term of the senior loan. Commitment fees received by the Fund relating to unfunded purchase commitments are deferred and amortized to facility fee income over the period of the commitment.

(c) Federal Income Taxes
The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d) Dividends and Distributions
The Fund declares dividends monthly to shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as dividends and/or distributions of paid-in capital in excess of par.

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to the treatment of amounts received under swap agreements. For the six months ended September 30, 2006, the Fund received $5,563,020 from swap agreements which are treated as net realized gain for financial statement purposes and as investment income for federal income tax purposes.

| 9.30.06 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 17

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(e) Futures Contracts
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(f) Option Transactions
The Fund may purchase and write (sell) put and call options as a part of its investment strategy, for hedging purposes or risk management purposes. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market.

(g) Interest Rate/Credit Default/Total Return Swaps
The Fund enters into interest rate, credit default and total return swap contracts (“swaps”) for investment purposes, to manage its interest rate and credit risk or to add leverage.

As a seller in the credit default swap contract, the Fund would be required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as realized gain (loss).

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as realized gain (loss).

Interest rate swap agreements involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received by the Fund are included as part of realized gain (loss) and or change in unrealized appreciation/depreciation on the Statement of Operations.

18 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.06 |

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(g) Interest Rate/Credit Default/Total Return Swaps (continued)
Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return on the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Swaps are marked to market daily based upon quotations from brokers or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Fund’s Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/ delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(h) Senior Loans
The Fund purchases assignments of Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Fund succeeds all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(i) Repurchase Agreements
The Fund enters into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(j) Reverse Repurchase Agreements
In a reverse repurchase agreement, the Fund sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Fund can recover and reinvest all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. Unless the Fund covers its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), its obligations under the agreements will be subject to the Fund’s limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. At September 30, 2006, the Fund had reverse repurchase agreements outstanding of $41,318,000. The weighted average daily balance of reverse repurchase agreements outstanding for the six months ended September 30, 2006 was $43,926,033 at a weighted average interest rate of 5.13% .

| 9.30.06 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 19

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(k) Forward Foreign Currency Contracts
A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(l) When-Issued/Delayed-Delivery Transactions
The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. The transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Fund does not participate in future gains and losses with respect to the security.

(m) Credit-Linked Trust Certificates
Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(n) Custody Credits on Cash Balances
The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. Investment Manager/Sub-Adviser
The Fund has entered into an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 1.00% of the Fund’s average daily total managed assets. Total managed assets refers to the total assets of the Fund (including any assets attributable to any borrowings that may be outstanding) minus accrued liabilities (other than liabilities representing borrowings). With respect to any reverse repurchase agreement, dollar roll or similar leveraging transactions, “total managed assets” includes any proceeds from the sale of an asset of the Fund to a counterparty in such a transaction, in addition to the value of the underlying assets as of the relevant measuring date.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the “Sub-Adviser”), to manage the Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all the Fund’s investment decisions. The Investment Manager, not the Fund, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services, at an annual rate of 0.5525% of the Fund’s average daily total managed assets, for the period May 31, 2005 (commencement of operations) through May 31, 2010. Beginning June 1, 2010 and thereafter, the Manager will pay a monthly fee to Sub-Adviser at an annual rate of 0.75% of the Fund’s average daily total managed assets.

20 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.06 |

PIMCO Global Stocks PLUS & Income Fund Notes to Financial Statements
September 30, 2006 (unaudited)

3. Investment in Securities

For the six months ended September 30, 2006, purchases and sales of investments, other than short-term securities and U.S. government obligations, were $41,978,620 and $17,044,012, respectively. Purchases in U.S. government obligations were $33,469,906.

(a) Futures contracts outstanding at September 30, 2006:

	Notional		Unrealized
	Amount	Expiration	Appreciation
Type	(000)	Date	(Depreciation)
Long: S&P 500 Index	$63	12/14/06	$2,240,254
S&P Mini 500 Index	27	12/15/06	503,949
Short:U.S. Treasury Notes 10 yr. Futures	(19,500)	12/19/06	(124,922)
			$2,619,281

(b) Options written for the six months ended September 30, 2006:

	Contracts/Notional	Premiums
Options outstanding, March 31, 2006	2,000,300	$1,329,561
Options written	1,785	8,594,342
Options terminated in closing purchase transactions	(1,695)	(8,005,177)
Options exercised	(95)	(332,146)
Options outstanding, September 30, 2006	2,000,295	$1,586,580

(c) Credit default swaps contracts outstanding at September 30, 2006:

	Notional
	Amount		Payments
	Payable on		Received	Unrealized
Swap Counterparty/	Default	Termination	(Paid)	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Bank of America
Long Beach Mortgage Loan Trust	$1,934	7/25/33	4.50%	$ 12,718
Barclay’s Bank
Federation of Russia	4,900	7/20/11	1.65%	100,094
Bear Stearns
Dow Jones CDX	5,000	6/20/08	(0.12)%	(9,072)
Indymac Home Equity Loan	3,596	6/25/30	(0.45)%	(2,911)
Credit Suisse First Boston
Citizens Communication Co.	1,000	3/20/08	(0.72)%	(6,308)
Citizens Communication Co.	2,000	3/20/13	(2.29)%	(75,271)
Citizens Communication Co.	3,000	3/20/11	1.91%	101,454
Dow Jones CDX	2,000	12/20/10	3.40%	87,167
Samis	1,600	3/20/09	2.30%	10,699
Deutsche Bank
Dow Jones CDX	5,000	12/20/10	(0.65)%	(52,441)
Dow Jones CDX High Yield	5,000	12/20/11	3.25%	(7,585)
J.P. Morgan Chase
Qwest Capital Funding	1,000	9/20/10	4.20%	87,844

| 9.30.06 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 21

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2006 (unaudited)

3. Investment in Securities (continued)

	Notional
	Amount		Payments
	Payable on		Received	Unrealized
Swap Counterparty/	Default	Termination	(Paid)	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Lehman Brothers
ABX.HE.BBB	$2,000	5/25/46	(1.33)%	$(6,220)
Dow Jones CDX	5,000	6/20/10	0.90%	121,711
Federal Republic of Brazil	6,000	6/20/16	2.68%	315,551
Merrill Lynch
Citizens Communication Co.	1,000	3/20/08	(0.75)%	(6,745)
Citizens Communication Co.	2,000	3/20/13	(2.31)%	(77,400)
Citizens Communication Co.	3,000	3/20/11	1.95%	106,215
Dow Jones CDX	10,000	12/20/15	(0.70)%	(66,474)
Morgan Stanley
Aegis Asset Backed
Securities Trust	2,500	6/25/30	(1.15)%	(10,356)
Federal Republic of Brazil	2,000	6/20/15	4.23%	323,566
Federation of Russia	5,000	6/20/15	1.52%	276,484
Indymac Home Equity Loan	3,514	6/25/30	1.50%	42,550
Morgan Stanley Dean Witter
Capital I	1,053	6/20/15	2.15%	20,353
Republic of Panama	5,000	8/25/32	2.75%	360,712
Republic of Peru	5,000	6/20/15	2.90%	366,384
United Mexican States	5,000	6/20/15	1.40%	224,644
UBS
Aegis Asset Backed
Securities Trust	2,500	6/25/34	1.50%	29,739
				$2,267,102

(d) Interest rate swap agreements at September 30, 2006:

			Rate Type
	Notional		Payments	Payments	Unrealized
	Amount	Termination	made by	received by	Appreciation
Swap Counterparty	(000)	Date	Fund	Fund	(Depreciation)
Barclay’s Bank	$500,000	6/13/07	3.98%	3 month LIBOR	$7,088,586
Goldman Sachs	97,000	2/23/16	3 month LIBOR	5.80%	29,503
Goldman Sachs	97,000	2/26/16	4.41%	3 month LIBOR	381,864
Lehman Brothers	260,000	2/23/16	4.41%	3 month LIBOR	353,095
Lehman Brothers	260,000	2/23/16	3 month LIBOR	5.80%	857,005
UBS	509,000	6/21/25	5.70%	3 month LIBOR	(30,329,834)
UBS	535,000	6/21/25	3 month LIBOR	5.70%	26,944,142
UBS	28,800	12/20/26	5.00%	3 month LIBOR	(1,672,016)
					$3,652,345
LIBOR – London Inter-bank Offered Rate

22 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.06 |

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2006 (unaudited)

3. Investment in Securities (continued)

(e) Total Return swap contracts outstanding at September 30, 2006:

Swap	Fund	Fund	Termination	Notional	Unrealized
Counterparty	Receives	Pays	Date	Amount	Appreciation
Barclay’s Bank	MSCI Daily	5.191%	9/28/07	$124,999,988	$(257,318)
	Total Return
	EAFE

EAFE – Europe and Australasia, Far East Equity Index
MSCI – Morgan Stanley Capital International

The Fund received $14,500,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(f) Forward foreign currency contracts outstanding at September 30, 2006:

	U.S. $ Value	U.S. $ Value	Unrealized
	Origination Date	September 30, 2006	Appreciation
Sold:
€4,578,000 settling 10/31/06	$5,825,001	$5,809,879	$15,122

(g) Open reverse repurchase agreements at September 30, 2006:

		Trade	Maturity	Principal &
Counter Party	Rate	Date	Date	Interest	Par
Lehman Securities	5.29%	9/20/06	10/23/06	$40,599,519	$40,534,000
	5.38%	9/20/06	10/23/06	785,289	784,000
					$41,318,000

Details of underlying collateral for open reverse repurchase agreements at September 30, 2006 as reflected in the schedule of investments:

			Maturity
Counter Party	Description	Rate	Date	Par	Value
Lehman Securities	Freddie Mac	6.00%	5/1/34	$19,139,384	$19,274,652
	Freddie Mac	6.50%	4/1/35	7,181,144	7,333,239
	Freddie Mac	6.50%	2/1/36	15,415,057	15,723,002
	Residential Asset
	Securitization Trust	5.835%	2/25/34	816,635	819,859
					$43,150,752

| 9.30.06 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 23

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2006 (unaudited)

4. Income Tax Information
The cost basis of portfolio securities of $287,994,620 is substantially the same for both federal income tax and financial reporting purposes. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $1,105,561; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $5,388,019; net unrealized depreciation for federal income tax purposes is $4,282,458.

5. Subsequent Dividend Declarations
On October 2, 2006, a dividend of $0.18335 per share was declared to shareholders payable November 1, 2006 to shareholders of record on October 12, 2006.

On November 1, 2006, a dividend of $0.18335 per share was declared to shareholders payable December 1, 2006 to shareholders of record on November 13, 2006.

6. Legal Proceedings
In June and September 2004, the Investment Manager, certain of its affiliates (including Allianz Global Investors Distributors LLC and PEA Capital LLC) and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds sub-advised by PEA Capital LLC. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. None of the settlements allege that any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern market timing and have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern revenue sharing and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution, and waiver of or return of certain sales charges paid by open-end fund shareholders.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory activities relating to the Fund.

The foregoing speaks only as of the date hereof.

7. Corporate Changes
On September 12, 2006, the Fund’s Board of Trustees appointed William B. Ogden IV as a class I Trustee.

On October 10, 2006, David C. Flattum, an interested Trustee, resigned as a Class III Trustee.

24 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.06 |

PIMCO Global StocksPLUS & Income Fund Financial Highlights
For a share of stock outstanding throughout each period
	Six months	For the period
	ended	May 31, 2005*
	September 30, 2006	through
	(unaudited)	March 31, 2006
Net asset value, beginning of period	$26.04	$23.88 **
Investment Operations:
Net investment income	0.45	0.80
Net realized and change in unrealized gain on investments, futures contracts, options written, swaps, unfunded loan commitments
and foreign currency transactions	0.85	3.52
Total from investment operations	1.30	4.32
Dividends and Distributions to Shareholders from:
Net investment income	(1.10)	(2.11)
Net realized gains	(0.20)	—
Total dividends and distributions to shareholders	(1.30)	(2.11)
Capital Share Transactions:
Offering costs charged to paid-in capital in excess of par	—	(0.05)
Net asset value, end of period	$26.04	$26.04
Market price, end of period	$26.30	$24.49
Total Investment Return(1)	12.99%	6.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (000)	$242,907	$242,981
Ratio of expenses to average net assets (2)(3)	2.33%	1.99%
Ratio of expenses to average net assets, excluding interest expenses (2)(3)	1.37%	1.31%
Ratio of net investment income to average net assets (3)	3.57%	3.82%
Portfolio turnover	7%	105%

*	Commencement of operations.
**	Initial public offering price of $25.00 per share less underwriting discount of $1.125 per share.
(1)

Total investment return is calculated assuming a purchase of a share of stock at the current market price on the first day of each period and a sale of a share of stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(n) in the Notes to Financial Statements).
(3)	Annualized.

| 9.30.06 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 25

PIMCO Global StocksPLUS & Income Fund	Annual Shareholder
September 30, 2006 (unaudited)	Meeting Results

The Fund held its annual meeting of shareholders on July 19, 2006. Shareholders voted to re-elect Paul Belica and Hans W. Kertess and elect David C. Flattum and R. Peter Sullivan III as trustees as indicated below.

		Withheld
	Affirmative	Authority
Re-election of Paul Belica — Class I to serve until 2009	6,419,252	74,271
Election of David C. Flatum — Class III to serve until 2008	6,428,624	64,899
Re-election of Hans W. Kertess — Class I to serve until 2009	6,428,369	65,154
Election of R. Peter Sullivan III — Class II to serve until 2007	6,431,180	62,343

Robert E. Connor, John J. Dalessandro II and William B. Ogden IV continue to serve as Trustees.

26 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.06 |

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Trustees and Principal Officer
Robert E. Connor	Brian S. Shlissel
Trustee, Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna
Trustee	Treasurer, Principal Financial & Accounting Officer
John J. Dalessandro II	Thomas J. Fuccillo
Trustee	Vice President, Secretary & Chief Legal Officer
Hans W. Kertess	Youse E. Guia
Trustee	Chief Compliance Officer
William B. Ogden IV
Trustee
R. Peter Sullivan III
Trustee

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Custodian & Accounting Agent
State Street Bank & Trust Co.
801 Pennsylvania
Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Global StocksPLUS & Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarter of its fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

On August 1, 2006, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware as of the date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during the twelve months ended June 30, 2006 is available (i) without charge upon request by calling the Fund’s shareholder servicing agent at (800) 331-1710; (ii) on the Fund’s website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at sec.gov.

Information on the Fund is available at www.allianzinvestors.com/closedendfunds or by calling the Fund’s shareholder servicing agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS

          Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

          Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

          Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

          Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

          Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

          Not effective at the time of this filing

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END
 MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

Total Number
			of Shares Purchased	Maximum Number of
	Total Number	Average	as Part of Publicly	Shares that May yet Be
	of Shares	Price Paid	Announced Plans or	Purchased Under the Plans
Period	Purchased	Per Share	Programs	or Programs

April 2006	N/A	N/A	N/A	N/A
May 2006	N/A	N/A	N/A	N/A
June 2006	N/A	N/A	N/A	N/A
July 2006	N/A	N/A	N/A	N/A
August 2006	N/A	N/A	N/A	N/A
September 2006	N/A	N/A	N/A	N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a) (1)	Exhibit 99.302 CERT – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)	Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Global StocksPLUS & Income Fund

By /s/ Brian S. Shlissel
-------------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: December 6, 2006

By /s/ Lawrence G. Altadonna
-------------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: December 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
-------------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: December 6, 2006

By /s/ Lawrence G. Altadonna
-------------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: December 6, 2006